As filed with the Securities and Exchange Commission on February 26, 2010

1933 Act Registration No. 002-12893

1940 Act Registration No. 811-00749

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 76	☒

(Check appropriate box or boxes.)

STONEBRIDGE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 639-3935

Benjamin Lowe, Secretary

Stonebridge Funds Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐            on February 26, 2010 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a) (1)

☐            on February 26, 2010, pursuant to paragraph (a) (1)

☐            75 days after filing pursuant to paragraph (a) (2)

☐            on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STONEBRIDGE FUNDS TRUST

Stonebridge Small-Cap Growth Fund (SBAGX)
Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

PROSPECTUS
February 26, 2010

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or determined whether the information in this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

STONEBRIDGE FUNDS

1290 Broadway, Suite 1100
Denver, Colorado  80203
(800) 639-3935

This Prospectus describes two diversified equity portfolios (the “Funds”) offered by Stonebridge Funds Trust (the “Trust”).  You may buy and sell shares of each Fund without paying a sales charge.  Each Fund seeks long-term growth of capital, with the production of short-term income as a secondary objective, through investment primarily in common stocks of companies with smaller market capitalizations.

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SUMMARIES

Stonebridge Small-Cap Growth Fund (SBAGX)

INVESTMENT OBJECTIVES

The Stonebridge Small-Cap Growth Fund (the “Small-Cap Fund”) seeks long-term growth of capital.  Short-term income is a secondary objective.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may pay if you buy and hold shares of the Small-Cap Fund.

Shareholder Fees

(fees or expenses paid directly from your investment)

Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	2.00%
Exchange Fee	None
Transaction Fee on Redemption by Wire	$10.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fee	None
Other Expenses
Shareholder Servicing Fee	None
Other Fund Expenses	4.44%
Total Other Expenses	4.44%
Total Annual Fund Operating Expenses	5.19%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$519	$1,553	$2,583	$5,142

PORTFOLIO TURNOVER

The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund’s performance.  During the most recent fiscal year, the Small-Cap Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Small-Cap Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated, the investment adviser of the Fund (the “Adviser”), believes have good prospects for superior earnings growth.  The Small-Cap Fund invests at least 80% of its assets in small capitalization companies which the Adviser believes may have higher growth rates than larger companies.  The Small-Cap Fund currently invests a significant portion of its total assets in companies in the technology sector and may do so in the future.  Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion.  The weighted average market capitalization of the Small-Cap Fund’s portfolio at any time, on a cost basis, will be below $3 billion.  The Small-Cap Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under $100 million.  The Small-Cap Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets.

The Adviser’s primary criterion for selling a particular stock is whether the stock’s current market price is greater than the target price generated by the Adviser’s estimate of the company’s long-term fundamental value.  The Adviser may also sell shares when necessary for diversification purposes if an investment position becomes greater than 5% of the Small-Cap Fund’s total assets due to market appreciation.

Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Small-Cap Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Small-Cap Fund nor the Adviser can guarantee that the Small-Cap Fund will meet its investment objectives. The Small-Cap Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•                  poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;

•                  price volatility, which is greater when funds invest in small and micro-capitalization companies;

•                  decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;

•                  risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•                  price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets, and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar; and

•                  market or economic factors impacting technology companies could have a major effect on the value of the Small-Cap Fund’s investments.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Small-Cap Fund for the indicated periods by showing changes in the Small-Cap Fund’s performance from year to year and by showing how the Small-Cap Fund’s average annual returns for 1, 5, and 10 years compare with those of

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a broad measure of market performance. Of course, the Small-Cap Fund’s past performance (before and after taxes) does not necessarily indicate how the Small-Cap Fund will perform in the future.

This bar chart shows the performance of the Small-Cap Fund based on a calendar year.

Best Quarter	Worst Quarter
42.48%	-30.86%
6/30/2009	12/31/2008

This table shows the average annual total returns of the Small-Cap Fund for the periods ending December 31, 2009.

Average Annual Total Returns (for the periods ending December 31, 2009)	One Year	Five Years	Ten Years
Return Before Taxes	44.42%	-1.91%	1.77%
Return After Taxes on Distributions	44.42%	-3.59%	0.15%
Return After Taxes on Distributions and Sale of Fund Shares	28.87%	-1.92%	1.04%
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)	34.47%	0.87%	-1.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Small-Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated

PORTFOLIO MANAGERS

Richard C. Barrett and Matthew W. Markatos have served as portfolio managers for the Small-Cap Fund since 1979 and 2000, respectively.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for shares of the Small-Cap Fund is $250.  The minimum for subsequent investments in the Small-Cap Fund is $100.

The shares of the Small-Cap Fund are redeemable.  You may redeem some or all of your shares on any business day by telephone, in person, by mail, or by wire.

TAX INFORMATION

The Small-Cap Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Small-Cap Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Small-Cap Fund and its related companies may pay the intermediary for the sale of Small-Cap Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Small-Cap Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

INVESTMENT OBJECTIVES

The Stonebridge Institutional Small-Cap Growth Fund (the “Institutional Fund”) seeks long-term growth of capital.  Short-term income is a secondary objective.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may pay if you buy and hold shares of the Institutional Fund.

Shareholder Transaction Expenses

(fees or expenses paid directly from your investment)

Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	2.00%
Exchange Fee	None
Transaction Fee on Redemption by Wire	$10.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fee	None
Other Expenses
Shareholder Servicing Fee	0.25%
Other Fund Expenses	3.30%
Total Other Expenses	3.55%
Total Annual Fund Operating Expenses	4.30%
Fee Waiver and/or Expense Reimbursement(1)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver	4.15%

(1)   The Trust has adopted a shareholder servicing plan that allows the Institutional Fund to pay financial intermediaries up to 0.25% of the Fund’s average daily net assets held by clients of such financial intermediaries for providing certain services to those clients.  However, the Board of Trustees of the Trust has restricted any payments under the plan to 0.10% of the Fund’s average daily net assets, effective until February 25, 2011.  This payment restriction cannot be terminated prior to its consideration for renewal by the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Institutional Fund’s operating expenses remain the same (except in year 1 when the payment restriction is in effect).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$417	$1,290	$2,175	$4,442

PORTFOLIO TURNOVER

The Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes

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when Institutional Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Institutional Fund’s performance.  During the most recent fiscal year, the Institutional Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Institutional Small-Cap Growth Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated, the investment adviser of the Institutional Fund (the “Adviser”), believes have good prospects for superior earnings growth.  The Institutional Fund invests at least 80% of its assets in small capitalization companies which the Adviser believes may have higher growth rates than larger companies.  The Institutional Fund currently invests a significant portion of its total assets in companies in the technology sector and may do so in the future.  Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion.  The weighted average market capitalization of the Institutional Fund’s portfolio at any time, on a cost basis, will be below $3 billion.  The Institutional Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under $100 million.  The Institutional Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging markets.

The Adviser’s primary criterion for selling a particular stock is whether the stock’s current market price is greater than the target price generated by the Adviser’s estimate of the company’s long-term fundamental value.  The Adviser may also sell shares when necessary for diversification purposes if an investment position becomes greater than 5% of the Institutional Fund’s total assets due to market appreciation.

Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Institutional Fund may invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Institutional Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•                  poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;

•                  price volatility, which is greater when funds invest in small and micro-capitalization companies;

•                  decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;

•                  risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•                  price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets, and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar; and

•                  market or economic factors impacting technology companies could have a major effect on the value of the Institutional Fund’s investments.

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PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Institutional Fund for the indicated periods by showing changes in the Institutional Fund’s performance from year to year and by showing how the Institutional Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.   Of course, the Institutional Fund’s past performance (before and after taxes) does not necessarily indicate how the Institutional Fund will perform in the future.  Prior to February 28, 2007, the Institutional Fund was named Stonebridge Growth Fund (the “Predecessor Fund”)  and was operated with different investment objectives and strategies.  The performance results prior to February 28, 2007 are for the Predecessor Fund.

This bar chart shows the performance of the Institutional Fund based on a calendar year.

Best Quarter	Worst Quarter
42.14%	-30.95%
6/30/2009	12/31/2008

This table shows the average annual total returns of the Institutional Fund for the periods ending December 31, 2009.

Average Annual Total Returns (for the periods ending December 31, 2009)	One Year	Five Years	Ten Years
Return Before Taxes	44.62%	-2.73%	-4.30%
Return After Taxes on Distributions(1)	44.62%	-3.01%	-4.99%
Return After Taxes on Distributions and Sale of Fund Shares(1)	29.01%	-2.21%	-3.56%
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)	34.47%	0.87%	-1.37%

(1) After-tax returns include the impact of a one-time taxable gain of approximately $1.30 per share in 2007 in connection with the change of the Institutional Fund’s investment strategies.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Institutional Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated

PORTFOLIO MANAGERS

Richard C. Barrett and Matthew W. Markatos have served as portfolio managers for the Institutional Fund since 1979 and 2000, respectively.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Fund shares is $10,000. The minimum for subsequent investments in the Institutional Fund is $100. However, the minimum investment requirement is $1,000 for accounts in the Institutional Fund that were opened before February 28, 2007.

The shares of the Institutional Fund are redeemable. You may redeem some or all of your shares on any business day by telephone, in person, by mail, or by wire.

TAX INFORMATION

The Institutional Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Institutional Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Institutional Fund and its related companies may pay the intermediary for the sale of Institutional Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Institutional Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ABOUT THE FUNDS’ OBJECTIVES AND INVESTMENT POLICIES

The investment objectives of each Fund are long-term growth of capital and short-term income as a secondary objective.  These investment objectives, as well as each Fund’s policy of investing at least 80% of its assets in companies with smaller market capitalizations, may be changed without shareholder approval, with 60 days’ notice.

The principal investment strategy of each Fund is to invest primarily in the common stocks of companies that the Adviser believes have good prospects for superior earnings growth.  The weighted average market capitalization of each Fund’s portfolio at any time, on a cost basis, will be below $3 billion.  Each Fund invests at least 80% of its assets in small capitalization companies (with market capitalizations ranging from $100 million to $3 billion at the time of purchase) which the Adviser believes may have higher growth rates than larger companies.  Each Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under $100 million.  The Funds usually invest in stocks which are listed on an exchange or on the NASDAQ National Market System.

The Adviser selects securities for the Funds by studying macro-economic and industry trends to determine where the best opportunities for growth might be found.  Companies operating within these high growth areas of the economy are carefully analyzed to determine their particular strengths and weaknesses, as well as their global competitive position.  The Adviser believes that, generally, a company with the ability to achieve superior growth will have the following characteristics: it will be a leader in its industry; have a proprietary product or service; spend heavily on research and development; have a strong balance sheet; and have a superior return on equity.  The Adviser uses fundamental valuation measures to determine the best relative values given present market prices of stocks being considered for the Funds.

The Adviser’s primary criterion for selling a particular stock is whether the stock’s current market price is greater than the target price generated by the Adviser’s estimate of the company’s long-term fundamental value.  The Adviser may also sell shares when necessary for diversification purposes if an investment position becomes greater than 5% of a Fund’s total assets due to market appreciation.  Tactical considerations, including public reports concerning the trading activity in a company’s stock by its executives, revenue and earnings trends, market share trends, corporate reinvestment rates and the direction of composite earnings estimates are also important factors in the Adviser’s decision to sell securities.

Each Fund is designed for investors seeking long-term growth of capital and short-term income.  The Funds should not be considered for short-term purchases.  The Adviser emphasizes protecting the Funds from the effects of inflation, but it cannot ensure this.  You may lose money by investing in the Funds.

Neither Fund may invest more than 5% of the value of its total assets in the securities of any one issuer.  This restriction does not apply to holdings of U.S. Government securities.  Neither Fund will invest more than 25% of its assets in any one industry (other than the U.S. Government).  A Fund may not change either of these policies without first obtaining the approval of a majority of its outstanding voting shares.

The strategies described in this prospectus are those the Funds use under normal circumstances.  At the discretion of the Funds’ portfolio managers, during adverse or transition periods in the stock market, the Funds may hold reserves without percentage limitation to protect and preserve assets.  If used, such a strategy may help a Fund minimize or avoid losses during adverse market, economic or political conditions.  During such a period a Fund may not achieve its investment objective.

The Funds do not trade actively for quick profits; however, the Adviser makes changes to the portfolios whenever it appears desirable.  During periods of broad economic growth, the Adviser emphasizes investments in leading companies in those industries that it expects will lead the expansion.  During periods when the economy is sluggish, it emphasizes investments in companies selected because of their individual prospects for improved earnings.  The Adviser approaches these decisions from the point of view of long-term investing, but may occasionally sell securities for investment reasons even if they have been held for short periods.  This flexibility gives the Adviser freedom to adjust the Funds’ portfolios to business conditions.    It should be noted, however, that high portfolio turnover will increase a Fund’s brokerage costs and could also increase taxable distributions to the Fund’s shareholders.

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Neither Fund may issue any senior securities or borrow money except for temporary emergency purposes and then not in excess of 5% of total net assets for the Small-Cap Fund and 10% of total net assets for the Institutional Fund.  Neither Fund may underwrite securities, buy or sell real estate or commodities or commodity contracts, or make loans to individuals, except that the Funds may invest in futures contracts and options.  Each Fund may use options, futures contracts and other non-principal investment techniques as described in the Statement of Additional Information.

RELATED RISKS

As discussed below, the principal risks of investing in the Funds are those associated with investing in common stocks (including small- and micro-cap stocks and stocks of technology companies) and foreign securities, including emerging market securities.  A discussion of the non-principal risks of investing in the Funds can be found in the Statement of Additional Information.

Investments in common stocks have, over the long term, provided returns superior to those achieved through investment in bonds or money market instruments.  However, in the short to intermediate term, returns can vary substantially from year to year and during some periods the net asset values of the Funds will decline.  Diversification and temporary reserves reduce the risks inherent in investing in common stocks but will not eliminate these risks.  Therefore you should be prepared to maintain your investments in the Funds during periods when the market declines.

Each Fund currently invests a significant portion of its total assets in companies in the technology sector and may do so in the future.  Because of this sector concentration, market or economic factors impacting technology companies could have a major effect on the value of the Funds’ investments.  Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other forms of competition.  In addition, technology stocks, particularly those of smaller, less seasoned companies, tend to have high price/earnings ratios and to be more volatile than the overall market.

Each Fund invests in small and micro-capitalization companies, which may be more susceptible to share price fluctuations since the stocks of small and micro-capitalization companies tend to experience steeper fluctuations in price than the stocks of larger companies.  Small and micro-capitalization companies may lack the financial resources, product diversification and competitive strengths of larger companies.  Small and micro-capitalization company stocks are typically less liquid than large company stocks, and their shares may be more difficult to sell, particularly when they are performing poorly.

Each Fund may invest up to 20% of its total assets in the securities of foreign companies, all of which may be in securities of foreign companies located in countries with emerging securities markets.  Foreign stocks tend to be more volatile than U.S. stocks, and are subject to risks that are not typically associated with domestic stocks.  For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.  Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging market currencies experience substantial fluctuations or a steady devaluation relative to the U.S. dollar which may reduce the value of your investment in the Fund.  Some countries with emerging securities markets experience substantial, and in some periods extremely high, rates of inflation which have negative effects on the economies and securities markets of those countries.  Further, emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated, located at 1801 Century Park East, Suite 1800, Los Angeles, California 90067, acts as the investment adviser to the Funds.  The Adviser has provided investment management services to individuals and institutional clients for over 50 years.  It supervises the investment of the Funds’ assets and places orders with securities broker/dealers for the purchase or sale of securities on behalf of the Funds, subject to the policies and controls of the Funds’ Board of Trustees.

The Adviser receives advisory fees from each Fund paid monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.  A discussion regarding the basis for the approval by the Funds’ Board of Trustees of the Funds’ advisory agreements with the Adviser is available in the Funds’ annual report for the year ended October 31, 2009.

PORTFOLIO MANAGERS

The Adviser is owned by four employees.  The Investment Committee of Stonebridge Capital Management, Incorporated manages the Funds.  The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity.  The Committee members buy and sell securities for the Funds as they see fit, guided by the Funds’ investment objectives and strategies.  The Investment Committee is comprised of Richard C. Barrett and Matthew W. Markatos, whose respective biographies are below:

Richard C. Barrett, C.F.A., C.I.C., is President, Chairman of the Stonebridge Investment Committee and a principal of the firm.  In 1967, Mr. Barrett began his investment career as a financial analyst for a major investment banking firm in New York City.  In 1972, he became a portfolio manager for Lionel D. Edie, a national investment adviser, and joined Stonebridge Capital Management in 1979.  He holds a Bachelor of Science in business and mathematics from the University of Connecticut and a Master of Business Administration from Pepperdine University, and the professional designations of Chartered Financial Analyst and Chartered Investment Counselor.  Mr. Barrett is a member of the CFA Society of Los Angeles.

Matthew W. Markatos, C.F.A., C.I.C., an Executive Vice President, Managing Director, and a principal of the firm, joined Stonebridge Capital Management in 2000.  Prior to joining Stonebridge Capital Management, he was a Portfolio Manager and Analyst with Van Deventer & Hoch Investment Counsel.  Mr. Markatos holds a Bachelor of Arts in Economics with a focus in Mathematics from Pomona College.  He was also the recipient of the Lorne D. Cook award in Economics.  Mr. Markatos is a member of the CFA Society of Los Angeles.

The Funds’ Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Funds.

ADMINISTRATOR AND FUND ACCOUNTING AGENT

ALPS Fund Services, Inc. (the “Administrator” or the “Fund Accounting Agent”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as administrator and fund accounting agent to the Funds.  It supervises and manages the business of the Funds (other than investment management activities) subject to the direction and control of the Trust’s officers and the Trust’s Board of Trustees.

For these services, ALPS receives a monthly fee at the annual rate of 0.10% of the average daily net assets of each Fund up to $250,000,000 and 0.075% of the average daily net assets of each Fund in excess of $250,000,000.  ALPS’ minimum monthly fee is $6,250 per Fund.  However, ALPS has agreed to reduce its minimum monthly fee to $5,375 per Fund through October 31, 2010.  ALPS will not be entitled to collect the waived fees at any time in the future.  This arrangement will terminate automatically upon the termination of the administration agreement between ALPS and each Fund.

DISTRIBUTOR

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the distributor and principal underwriter of the Funds’ shares without compensation and bears the expense of distributing the shares.

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CUSTODIAN

The Funds’ custodian is Fifth Third Bank, located at Fifth Third Center, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

TRANSFER AGENT

The Funds’ transfer agent and dividend disbursing agent is Boston Financial Data Services-Mid West (the “Transfer Agent”), located at 330 West 9th Street, Kansas City, Missouri 64105.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan that allows the Institutional Fund to pay up to 0.25% of average daily net assets to broker/dealers and other financial intermediaries for services provided to the Institutional Fund shareholders.  The Board of Trustees of the Trust has restricted payments under the plan to 0.10% of average daily net assets until February 25, 2011.  Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment.

REPORTS TO SHAREHOLDERS

Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.  If you opened your account through a broker/dealer, bank or other institution (a “Service Organization”) you may receive certain reports, including account statements, directly from the Service Organization.

Confirmations	The Trust will mail you a transaction report any time you purchase, redeem or exchange shares.

Quarterly Confirmations	At the end of each calendar quarter the Trust will send you a transaction report to show the year-to-date activity in your account.

Financial Statements

The Trust will mail you an unaudited semi-annual report in June and an audited annual report in December of each year. These reports include each Fund’s financial statements and a list of portfolio securities at the end of the period.

Tax Statements

The Trust will mail you Form 1099-DIV and/or 1099-B in January of each year for any dividends and distributions you received or redemptions in your account. The Trust will also send you any other tax forms required by the Internal Revenue Service (the “IRS”). All tax forms are also filed with the IRS.

Prospectus	The Trust will mail you an updated prospectus each March or earlier as updated.

DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income and capital gains, if any, to shareholders.  Any net capital gains realized are normally distributed in December.  Income dividends for the Funds, if any, are declared and paid in December.  A dividend or distribution will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date. Dividends and distributions will be reinvested in additional shares of your Fund unless you instruct us in writing prior to the date of a dividend or distribution that you wish to receive payment in cash.

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TAXES

The following discussion is very general. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund.

You will generally have to pay federal income taxes, as well as any state and local taxes, on distributions received from a Fund. If you sell Fund shares or exchange them for shares of another Fund, it is generally considered a taxable event. The following table summarizes the tax status to you of certain transactions related to the Funds:

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually capital gain or loss; long term only if shares owned more than one year
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain
Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. The Funds do not expect any significant portion of their ordinary dividends to be treated as “qualified dividend income” or to qualify for the dividends-received deduction for corporate shareholders.

You may want to avoid buying shares of a Fund when the Fund is about to declare a dividend or distribution, because the distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

A Fund’s dividends and other distributions are generally treated as received by shareholders when they are paid. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be treated as received by each shareholder on December 31 of the year in which it was declared.

After the end of the year, the Funds will provide you with information about the dividends and distributions you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, certain dividends that you receive from a Fund may be subject to federal withholding tax. To the extent that a Fund’s distributions consist of ordinary dividends or other payments that are subject to withholding, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Ordinary dividends that are designated by a Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding for taxable years of the Fund beginning before January 1, 2010.

If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding at the rate of 28% on your redemption proceeds, dividends and other distributions. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

PRIVACY POLICY

You entrust us not only with your hard-earned assets but also with your personal and financial data.  We consider your data to be private and confidential, and we hold ourselves to the highest standards of trust and fiduciary duty in their safekeeping and use.

The Trust will not release information about you or your accounts unless one of the following conditions is met:

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•                  We receive your prior written consent.

•                  We believe the recipient to be you or your authorized representative.

•                  We are required by law to release information to the recipient.

The Trust does not give or sell information about you or your Fund accounts to any other company, individual, or group.

The Trust will only use information about you and your accounts to help us better serve your investment needs or to suggest services or educational materials that may be of interest to you.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We may also share personal information with companies that we hire to provide us with support services.  When we share personal information with our service providers, we protect that personal information with a strict confidentiality agreement.  We also maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

HOW TO INVEST

This section tells you how to purchase and exchange shares of the Funds.  Please call (800) 639-3935 to speak with a Shareholder Services Representative if you have any questions or need information.

How to Open an Account

You may open an account and purchase shares of the Funds by completing an Account Application and returning it to the Trust with your check made payable to the applicable Fund.  Call (800) 639-3935 for an Account Application.

By Mail

Send a completed Account Application and a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Small-Cap Growth Fund (SBAGX) or Stonebridge Institutional Small-Cap Growth Fund (SBSCX), P.O. Box 219247, Kansas City, Missouri 64121-9247. If you prefer to wire your payment, call (800) 639-3935 for wiring instructions.

In Person

During normal business hours, bring your completed Account Application and a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Small-Cap Growth Fund (SBAGX) or Stonebridge Institutional Small-Cap Growth Fund (SBSCX), to the office of ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203. If you prefer to wire your payment, call (800) 639-3935 for wiring instructions.

If you would like to open a new account with an Automatic Investment Plan, complete the Automatic Investment Plan Section of your Account Application or Account Options form to have money automatically withdrawn ($100 minimum per transaction), and return it to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri  64121-9247.

How to Add to an Account

By Mail

Send a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Small-Cap Growth Fund (SBAGX) or Stonebridge Institutional Small-Cap Growth Fund (SBSCX), P.O. Box 219247, Kansas City, MO 64121-9247. Specify your account number and the name of the Fund in which you are investing.

In Person

During normal business hours, bring your check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Small-Cap Growth Fund (SBAGX) or Stonebridge Institutional Small-Cap Growth Fund (SBSCX), to the office of ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

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By Wire	Call (800) 639-3935 to receive wiring instructions.

Automatically (from your bank account)

Complete the Automatic Investment Plan Section of your Account Application or Account Options Form to have $100 or more automatically withdrawn from your bank account monthly. Call (800) 639-3935 to receive an application.

MINIMUM INVESTMENTS

	Small-Cap Fund (SBAGX)	Institutional Fund (SBSCX)
To open a new account	$250	$10,000	*
To open a new retirement account or certain other accounts	$250	$10,000	*
To open a new account with an Automatic Investment Plan	$0	$0
To add to any type of account	$100	$100

*Accounts in the Institutional Fund opened prior to February 28, 2007 are subject to a minimum investment requirement of $1,000.

The minimum investment requirements do not apply to reinvested dividends, purchases by Service Organizations acting on behalf of their customers, officers, trustees, directors, employees and retirees of the Trust, Adviser, Administrator or any direct or indirect subsidiary, or any spouse, parent or child of any of these persons.

Please note we will not accept third-party checks for the purchase of shares.

The Trust reserves the right to suspend the continuous offering of shares and to reject any purchase order in its sole discretion.

How to Exchange Fund Shares

You may exchange shares of either Fund for shares of the other Fund.  Exchanges must be for at least $250 in value per transaction into the Small-Cap Fund and $10,000 in value per transaction into the Institutional Fund.  For further information on the exchange privilege, please call a Shareholder Services Representative at (800) 639-3935.

The Trust may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days’ notice.

By Telephone	Call (800) 639-3935, and give the account name, account number, name of Fund and amount of exchange.

By Mail	Send a written request to: Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247.

Your written request must:

• be signed by each account owner,

• state the number or dollar amount of shares to be exchanged, and

• include your account number or tax identification number.

How to Redeem Fund Shares

This section tells you how to redeem shares of the Funds.  Please call (800) 639-3935 to speak with a Shareholder Services Representative if you have any questions or need information.

You may redeem your shares on any business day.  We will redeem your shares at the current-day closing price if you call before the close of the NYSE (normally 4:00 p.m. Eastern Time on a business day).  Otherwise, you will

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receive the closing price on the next business day.  We will generally send redemption proceeds by check to the shareholder(s) of record at the address of record within 7 days after we receive a valid redemption request.  A 2.00% fee will be assessed from your account on the redemption of Fund shares held for 30 days or less, including shares held through omnibus account arrangements.  Any waiver of the redemption fee must be approved in writing by the Trust’s President and Chief Compliance Officer.

If you have authorized wire redemption service we will wire your redemption proceeds directly into your designated bank account, normally within 3 business days after we receive a valid redemption request.  A wire fee of $10 will be added to your redemption request.

The Trust may postpone payment or suspend the right of redemption at times when the NYSE is closed for reasons other than customary weekends and holidays, when trading on an exchange is restricted, when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

If you have selected the Systematic Withdrawal Plan, we will electronically transfer your redemption proceeds to your designated bank account within 7 days after withdrawal on approximately the 20th day of the month.

If the shares being redeemed were purchased by check, telephone or through the Automatic Investment Program, we may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase check to clear.

Any sale, exchange, or change in registration may result in a taxable gain or loss reported to you and the IRS.  We deduct back-up withholding if your account has no tax identification number or an incorrect tax identification number.  In this situation, we are required to remit 28% of redemption proceeds and dividend distributions to the IRS as an advance tax payment.  Back-up withholding should not apply if you provide your tax identification number on your Account Application or on IRS Form W-9.

Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of its net asset value, whichever is less, for any one shareholder within a 90-day period.  It may make redemptions beyond this amount in portfolio securities.

By Telephone

Call (800) 639-3935 and give the account name, account number, name of Fund and amount of redemption ($1,000 minimum). (This option is available only if you check the appropriate box on the Account Application.)

If you do not have and would like to add the telephone redemption feature, send a written request to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247.

The request must be signed (and signatures guaranteed) by each account owner. The Trust may impose a dollar limit on telephone redemptions. (Telephone redemption is not available for retirement accounts.)

In Person	During normal business hours, bring your written request to the office of ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

By Mail	Send a written request to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247. Your written request must:

• be signed by each account owner (a signature guarantee is required for any redemption over $10,000 or any redemption being mailed to any address or payee other than a shareholder of record),

• state the number or dollar amount of shares to be redeemed, and

• include your account number and tax identification number.

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By Wire

Call (800) 639-3935 or write to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247. You will need to provide your account name and number, the name of the Fund and the amount of redemption ($1,000 minimum per transaction if made by wire).

If you have already opened your account and would like to have the wire redemption feature, send a written request to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247. The request must be signed (and signatures guaranteed) by each account owner.

The Trust charges a fee of $10 for wire transfers which is added to any redemption (your proceeds are reduced by $10 if an insufficient amount remains). In addition, your bank may charge a fee for receiving a wire.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees of the Trust has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares which apply uniformly to all persons in all cases.  The Trust discourages short-term or other excessive trading (such as market timing) into and out of the Funds because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses.  The Funds do not accommodate frequent purchases and redemptions of Fund shares and reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s Service Organization.  If a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

To deter market timing, the Trust assesses a 2.00% fee on the redemption of Fund shares held 30 days or less, including shares held in omnibus accounts.  Any redemption fee waiver must be approved in writing by the Trust’s President and Chief Compliance Officer.  Such waivers may be granted only if the President and Chief Compliance Officer determine that redemptions are not motivated by short-term trading considerations (e.g., in the case of financial emergencies) and will not adversely affect the relevant Fund(s).  Any redemption fee waivers will be reported to the Board at its next quarterly meeting.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection, and, despite the efforts of the Trust to prevent excessive trading, there is no guarantee that the Trust or its agents will be able to identify such shareholders or curtail their trading practices.  The ability of the Trust and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations.  In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements.

SYSTEMATIC CASH WITHDRAWAL PLAN

If you own shares of a Fund with a net asset value of more than $10,000, you may establish a Systematic Cash Withdrawal Plan (a “Withdrawal Plan”) with respect to the Fund upon completion of an authorized form.  Qualified participants may receive monthly or quarterly checks of $50 or more in multiples of $10 as they choose.  The redemption is made on the 20th day of the month and payment is made within seven days thereafter.

These payments are drawn from shares redeemed from your account to meet the payment amounts requested.  If redemptions exceed dividends and capital gains distributions, you will eventually deplete your investment, particularly if the net asset value of the Fund decreases.  A Withdrawal Plan participant may stop receiving payments at any time, and resume them at any later time.  The Trust reserves the right to cancel any Withdrawal Plan.

Under this program, all dividends and capital gains distributions are reinvested.  Amounts paid to shareholders should not be considered income.  No particular amount of periodic or quarterly payments is recommended.  You can obtain an authorization form from the Trust at (800) 639-3935.

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GENERAL ACCOUNT POLICIES

This section explains various general account policies.  Please call (800) 639-3935 to speak with a Shareholder Services Representative if you have questions or need information.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and mailing address, and your Social Security number, employer identification number (EIN) or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Account Applications without such information may not be accepted.  To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

ACCOUNTS OPENED THROUGH A SERVICE ORGANIZATION

You may purchase or sell Fund shares through an account you have with the Adviser or through a Service Organization.  Your Service Organization may charge transaction fees on the purchase and/or sale of your shares and may require different minimum initial and subsequent investments than the Funds.  Service Organizations may also impose charges, restrictions, transaction procedures or cut-off times different from those for shareholders who invest in the Funds directly.

A Service Organization may receive fees from the Adviser for providing services to the Funds or their shareholders.  These services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting.  In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Adviser with respect to their customers’ assets invested in the Funds.  The Service Organization, rather than you, may be the shareholder of record of your shares.  The Funds are not responsible for the failure of any Service Organization to carry out its obligations to its customers.

ADDRESS CHANGES

To change the address on your account, call (800) 639-3935 to speak with a Shareholder Services Representative or send a written request signed by all account owners to Stonebridge Funds, P.O. Box 219247, Kansas City, Missouri 64121-9247.  Please include:

•                  Name of the Fund,

•                  Account number(s),

•                  Name(s) on the account, and

•                  Both the old address and new address.

Certain account options may be suspended for 30 days following an address change unless a signature guarantee is provided.

DISTRIBUTIONS

When you open an account, you must specify on your Account Application whether you want to receive your distributions in cash.  Otherwise, all distributions will be reinvested.  You may change your distribution option at any time by writing to the Funds or calling (800) 639-3935.

Before purchasing shares of a Fund you should carefully consider the impact of dividends or capital gains distributions which have been declared but not paid.  Any such dividends or capital gains distributions paid to you shortly after your purchase of shares will reduce the per share net asset value of your shares by the amount of the

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dividends or distributions.  All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes, which may be at ordinary income tax rates.

EXPRESS MAIL

If you want to use express mail or overnight delivery service rather than the Funds’ Kansas City Post Office Box, the address is:

Stonebridge Funds
330 West 9th Street
Kansas City, Missouri 64105

Note:  Redemptions will not be delivered via express mail.  To expedite delivery, your redemption proceeds may be sent via automated clearing house or wire (fees are charged by the Fund and may be charged by your financial institution).

INVOLUNTARY REDEMPTIONS

The Trust reserves the right to close your account if it believes you are engaging in activities which are illegal or otherwise detrimental to the Trust.  In the case of activity believed to be detrimental to the Trust, we will provide written notice to you or your Service Organization representative before closing your account.

PRICE OF FUND SHARES

The price at which you buy, sell, or exchange Fund shares is the share price or net asset value per share (“NAV”).  Each Fund’s NAV is calculated by adding the value of the Fund’s investments, cash and other assets, deducting the Funds’ liabilities, and dividing that total value by the total number of shares outstanding.  The Funds’ investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by the Funds’ Fair Value Committee using methods approved by the Board of Trustees.  For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates a Fund’s NAV, the Fair Value Committee will determine the security’s fair value.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Trust calculates the Fund’s NAV.  Each of the Funds may invest in shares of other registered open-end investment companies (“mutual funds”).  With respect to such investments, each Fund’s NAV is calculated based on the net asset values of the mutual funds, and the prospectuses for those mutual funds explain the circumstances under which such funds use fair value pricing and the effects of using fair value pricing.

The Funds’ NAVs are determined by the Fund Accounting Agent as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open.  Share price is not calculated on the days that the NYSE is closed.  To receive a day’s price, the Transfer Agent must receive your order in good form by the close of regular trading on the NYSE on that day.  If not, it will process your request at the next day’s NAV.  To be in proper form, your order must include your account number and must state the amount of Fund shares you wish to purchase, redeem or exchange.

In the case of purchases of shares through a Service Organization, purchase orders will be processed at the NAV next determined after the Service Organization receives the purchase order provided it is promptly transmitted to the Transfer Agent.

REDEMPTION OF LOW BALANCE ACCOUNTS

If your account balance falls below $250 in the Small-Cap Fund or $10,000 in the Institutional Fund ($1,000 for the Institutional Fund accounts opened prior to February 28, 2007) as a result of a redemption, we will send you a letter advising you either to bring the value of the shares held in the account up to the minimum or to establish an

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automatic investment that is the equivalent of at least $100 per month.  If you do not take action within 90 days after notice, we may close your account and send you the proceeds at the address of record.  The Trust reserves the right to increase the Funds’ investment minimums.

REGISTRATION CHANGES

To change the name on an account, we generally transfer the shares to a new account.  In some cases, we may require legal documentation.  Registration changes may involve a change in ownership which may result in a taxable gain or loss reported to you and the IRS.

SIGNATURE GUARANTEE

A signature guarantee assures that a signature is genuine.  The signature guarantee protects shareholders from unauthorized transfers.  A signature guarantee is not the same as a notarized signature.  You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

The guarantee must be an ink stamp or medallion that states “Signature(s) Guaranteed” and must be signed in the name of the guarantor by an authorized person with that person’s title and the date.  The Trust may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program.  Call your financial institution to see if they have the ability to guarantee a signature.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

•                  Transfer of ownership of an account,

•                  Redemption of greater than $10,000,

•                  Redemption mailed to an address other than the address of record, and

•                  Redemption mailed to an address which has been changed within the last 30 days of the redemption request without a signature guarantee.

The Trust reserves the right to require a signature guarantee or to reject or delay redemption under certain other circumstances.

TELEPHONE TRANSACTIONS

You may initiate certain transactions by telephone subject to your authorization.  The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.  The Trust reserves the right to terminate or suspend telephone transaction privileges at any time and without notice.  It may be difficult to reach the Funds by telephone during periods of unusual market activity.  If this happens, you may purchase or redeem shares by mail as described above.

To initiate telephone transactions, we require you to provide personal identification information including:

•                  Fund name,

•                  Account number,

•                  Name and address exactly as registered on the account, and

•                  Other personal identification information.

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FINANCIAL HIGHLIGHTS

Stonebridge Small-Cap Growth Fund (SBAGX)

The financial highlights table is intended to help you understand the Small-Cap Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Small-Cap Fund (assuming reinvestment of all dividends and distributions).  The information for each of the years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stonebridge Funds Trust Annual Report incorporated by reference into the Statement of Additional Information.  Further information about the performance of the Small-Cap Fund is contained in the Fund’s latest Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

Selected Data for Each Share of Beneficial Interest Outstanding
Throughout the Years Indicated

	Years Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$5.27	$13.17	$11.13	$11.42	$10.18
Income from Investment Operations:
Net investment loss	(0.23)	(0.25)	(0.30)	(0.25)	(0.27)
Net realized and unrealized gain/(loss) on investments	1.23	(5.09)	2.69	1.60	1.51
Total income/(loss) from investment operations	1.00	(5.34)	2.39	1.35	1.24
Distributions to shareholders:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	(2.56)	(0.35)	(1.64)	0.00
Total distributions to shareholders	0.00	(2.56)	(0.35)	(1.64)	0.00
Net asset value, end of year	$6.27	$5.27	$13.17	$11.13	$11.42
Total Return	18.98%	(49.43)%	21.94%	14.11%	12.18%
Ratios and Supplemental Data
Net assets, end of year (in 000s)	$5,094	$4,717	$8,908	$7,636	$7,219

Ratio of operating expenses to average net assets	4.72%	3.74%	3.14%	2.94%	2.90%
Ratio of operating expenses to average net assets before fee waivers and subsidy reimbursements	N/A	N/A	3.55%	3.70%	3.68%
Ratio of net investment loss to average net assets	(4.22)%	(3.31)%	(2.46)%	(2.32)%	(2.39)%
Ratio of net investment loss to average net assets before fee waivers and subsidy reimbursements	N/A	N/A	(2.87)%	(3.08)%	(2.39)%
Portfolio turnover rate*	137%	151%	90%	121%	116%

* A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2009 were $6,239,276 and $6,873,951, respectively.

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Stonebridge Institutional Small-Cap Growth Fund (SBSCX)

The financial highlights table is intended to help you understand the Institutional Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Institutional Fund (assuming reinvestment of all dividends and distributions).  The information for each of the years indicated below has been audited by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, whose report thereon and on the financial statements and the related notes is included in the Stonebridge Funds Trust Annual Report incorporated by reference into the Statement of Additional Information.  Further information about the performance of the Institutional Fund is contained in the Fund’s latest Annual Report, which you can obtain without charge by contacting the Stonebridge Funds at (800) 639-3935.

Selected Data for Each Share of Beneficial Interest Outstanding
Throughout the Years Indicated:

	Years Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$5.35	$11.62	$9.94	$9.03	$8.57
Income from Investment Operations:
Net investment income/(loss)	(0.18)	(0.21)	(0.18)	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.21	(5.02)	1.86	0.97	0.49
Total income/(loss) from investment operations	1.03	(5.23)	1.68	0.91	0.46
Distributions to shareholders:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	(1.04)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.04)	0.00	0.00	0.00
Net asset value, end of year	$6.38	$5.35	$11.62	$9.94	$9.03
Total Return	19.25%	(49.06)%	16.90%	10.08%	5.37%
Ratios and Supplemental Data
Net assets, end of year (in 000s)	$11,767	$10,583	$22,333	$21,066	$21,220
Ratio of operating expenses to average net assets	3.85%	2.86%	2.52%	2.63%	2.22%
Ratio of operating expenses to average net assets before fee waivers	N/A	N/A	2.62%	2.73%	2.56%
Ratio of net investment income/(loss) to average net assets	(3.34)%	(2.43)%	(1.62)%	(0.61)%	(0.29)%
Ratio of net investment income/(loss) to average net assets before fee waivers	N/A	N/A	(1.72)%	(0.71)%	(0.63)%
Portfolio turnover rate*	137%	145%	163%	67%	39%

*A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.  Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2009 were $14,004,236 and $15,084,178, respectively.

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OFFICERS AND TRUSTEES
Richard C. Barrett, CFA, CIC, Chairman, Board of Trustees and President
Debra L. Newman, Vice President, Treasurer, and Chief Compliance Officer
Matthew W. Markatos, CFA, CIC, and Vice President
Selvyn B. Bleifer, M.D., Trustee
Marvin Freedman, Trustee
Charles F. Haas, Trustee
William H. Taylor, II, Trustee
Benjamin H. Lowe, Secretary

INVESTMENT ADVISER
Stonebridge Capital Management, Incorporated
1801 Century Park East, Suite 1800
Los Angeles, California  90067

ADMINISTRATOR AND FUND ACCOUNTANT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado  80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado  80203

TRANSFER AGENT
Boston Financial Data Services — Midwest
330 West 9th Street
Kansas City, Missouri  64105

CUSTODIAN
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263

LEGAL COUNSEL
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400

Los Angeles, California 90071-3106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

The Statement of Additional Information is incorporated herein by reference, and is legally a part of this Prospectus.  The Prospectus and the Statement of Additional Information omit certain information contained in the Trust’s registration statement filed with the SEC.  You may inspect and copy information about the Funds and the Funds’ registration statement, including items omitted from the Prospectus and the Statement of Additional Information, at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549-1520 (for hours of operation please call the Commission at (202) 551-8090).  You can obtain copies of this information from the SEC by paying the charges prescribed under its rules and regulations, by calling or writing the Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov.  This information is also available for free on the SEC’s internet website at http://www.sec.gov.

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Additional information regarding the Funds’ investments and other information is available in the Funds’ annual and semi-annual reports as well as in the Funds’ Statement of Additional Information, all available at no cost, upon request.  The Funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.  To request any of these documents, or for any Fund inquiries, please call (800) 639-3935.  The Funds’ Statement of Additional Information and annual and semi-annual reports are not available on the internet because the Funds do not have an internet website.

Investment Company Act Number 811-00749

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STATEMENT OF ADDITIONAL INFORMATION

STONEBRIDGE FUNDS TRUST

Stonebridge Small-Cap Growth Fund

Stonebridge Institutional Small-Cap Growth Fund

1290 Broadway, Suite 1100
Denver, Colorado  80203

(800) 639-3935

February 26, 2010

Stonebridge Funds Trust (the “Trust”) is a no-load, open-end investment company, commonly known as a mutual fund, consisting of two series — Stonebridge Small-Cap Growth Fund (the “Small-Cap Fund”) and Stonebridge Institutional Small-Cap Growth Fund (the “Institutional Fund”) (collectively the “Funds”).  The rules and regulations of the United States Securities and Exchange Commission (the “SEC”) require all mutual funds to furnish prospective investors with certain information concerning the activities of the companies being considered for investment.  This information is included in a prospectus dated February 26, 2010 (the “Prospectus”), which you may obtain without charge by writing or calling the Funds.  This Statement of Additional Information provides additional information concerning the Funds.

Information from the Funds’ latest annual report is incorporated by reference in this Statement of Additional Information.  You may obtain a copy of the annual report without charge by writing or calling the Funds.  The Prospectus and this Statement of Additional Information omit certain information contained in the Trust’s registration statement filed with the SEC.  You may inspect copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549, or obtain copies from the SEC by paying the charges prescribed under its rules and regulations.  It is also available, without charge, on the SEC’s Internet website at http://www.sec.gov.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.  IT SHOULD BE READ IN CONJUNCTION WITH THE TRUST’S PROSPECTUS, WHICH MAY BE OBTAINED BY WRITING TO STONEBRIDGE FUNDS, 1290 BROADWAY, SUITE 1100, DENVER, COLORADO 80203, OR TELEPHONING THE TRUST AT (800) 639-3935.

INVESTMENT OBJECTIVES AND POLICIES

Information concerning the Funds’ fundamental investment objectives is set forth in the Prospectus under the headings “Summaries” and “More About the Funds’ Objectives and Investment Policies.”  In order to achieve their investment objectives, the Funds invest in securities and use certain other investment techniques.  The following discussion supplements the Prospectus by describing certain types of investments that the Funds may make and certain risks related to those investments.

Recent Market Developments

The equity and debt capital markets in the United States and internationally have recently experienced unprecedented volatility.  This financial crisis has caused a significant decline in the value and liquidity of many securities.  These market conditions may continue or get worse.  Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these events.

Options and Futures Transactions

In addition to its investments in securities, each Fund may buy and sell stock and stock index options, stock index and foreign currency futures contracts, and options on futures with respect to its assets.  Transactions in such options and futures contracts may afford the Funds the opportunity to hedge against a decline in the value of securities they own, may provide a means for the Funds to generate additional income on their investments or may provide opportunities for capital appreciation.  The Funds may also purchase and sell stock index futures contracts and options to manage cash flow and to attempt to remain fully invested in the stock market.  Although the Funds have no specific fundamental limitations on their ability to engage in options and futures contracts, they do not use options or futures contracts for speculative purposes.  The Funds may engage in additional hedging techniques as new techniques become available.

The Funds intend to limit their transactions in options to writing covered call options on stocks and stock indexes, purchasing put options on stocks and on stock indexes, and closing out such options in closing transactions.  The Funds intend to limit their transactions in futures contracts to purchasing and selling stock index and foreign currency futures contracts, and to purchases of related options.

In purchasing futures contracts and related options, the Funds will comply with rules and interpretations of the Commodity Futures Trading Commission (“CFTC”), under which the Funds are excluded from regulation as a “commodity pool operator.”  The extent to which a Fund may engage in futures transactions may also be limited by the requirements of the Internal Revenue Code (the “Code”) for qualification as a regulated investment company.

A Fund may not purchase or sell futures contracts and related options unless immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premium paid by the Fund on its open futures options positions, does not exceed 5% of the Fund’s total assets, after taking into account any unrealized profits and losses on the Fund’s open contracts and excluding the amount that a futures option is “in the money” at the time of purchase.  (An option to buy a futures contract is “in the money” if the then-current purchase price of the contract that is subject to the option exceeds the exercise or strike price; an option to sell a futures contract is “in the money” if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.)

The premium paid for purchasing an option reflects, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.  Each Fund intends to limit the aggregate value of the securities underlying the calls or obligations underlying the put options to no more than 25% of its net assets taken at market value, determined as of the date the options are written.  All options, whether written or purchased, will be listed on a national securities exchange and issued by the Options Clearing Corporation.

The above limitations on the Funds’ investments in futures contracts and options, and the Funds’ policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed by the Board of Trustees without shareholder approval as regulatory agencies permit.  The Funds will not modify the above limitations to increase the permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds’ shareholders.

Options on Securities

Each Fund may write covered put and call options on stocks to attempt to increase the return on its investments through the receipt of premium income.  Each Fund also may write put options and purchase call options on stocks to increase its exposure to the stock market when the Fund has cash from new investments or holds a portion of its assets in money market instruments or to protect against an increase in prices of securities it intends to purchase.  When a Fund wishes to sell securities because of shareholder redemptions or to protect the value of securities it owns against a decline in market value, it may write call options and purchase put options.

A call option gives the purchaser, in return for payment of the option premium (the option’s current market price), the right to buy the option’s underlying security at a specified exercise price at any time during the term of the option.  The writer of a call option, who receives the premium, assumes the obligation to deliver the underlying security against payment of the exercise price at any time the option is exercised.  A put option is a similar contract that gives the purchaser of the option, in return for the premium paid, the right to sell the underlying security at a specified exercise price at any time during the term of the option.  The writer of the put receives the premium and assumes the obligation to buy the underlying security at the exercise price whenever the option is exercised.

The Funds may write covered call options on securities they own to attempt to realize, through the receipt of premium income, a greater return than would be realized on the securities alone.  In return for the premium, a Fund forfeits the right to any appreciation in the value of the underlying security above the option’s exercise price for the life of the option (or until a closing transaction can be effected).  The Fund also gives up some control over when it may sell the underlying securities, and must be prepared to deliver the underlying securities against payment of the option’s exercise price at any time during the life of the option.  The Fund retains the full risk of a decline in the price of the underlying security held to cover the call for as long as its obligation as a writer continues, except to the extent that the effect of such a decline may be offset in part by the premium received.

The principal purpose of writing a covered put option would be to realize income in the form of the option premium, in return for which a Fund would assume the risk of a decline in the price of the underlying security below the option’s exercise price less the premium received.  The Fund’s potential profit from writing a put option would be limited to the premium received.

When a Fund has written an option, it may terminate its obligation by effecting closing purchase transactions.  This is accomplished by purchasing at the current market price an option identical as to underlying instrument, exercise price and expiration date to the option written by the Fund.  The Fund may not effect closing purchase transactions, however, after it has been notified that the option it has written has been exercised.  When a Fund has purchased an option it may liquidate its position by exercising the option, or by entering into a closing sale transaction by selling an option identical to the option it has purchased.  There is no guarantee that closing transactions can be effected.

A Fund will realize a profit from a closing transaction if the price at which the option is closed out is less than the premium received for writing the option or more than the premium paid for purchasing the option.  Similarly, the Fund will realize a loss from closing transactions if the price at which the option is closed out is more than the premium received or less than the premium paid.  Transaction costs for opening and closing options positions must be taken into account in these calculations.

A Fund may purchase put options on securities it owns to attempt to protect those securities against a decline in market value during the term of the option.  To the extent that the value of the securities declines, the Fund may exercise the option and sell the securities at the exercise price, and thereby may partially or completely offset the depreciation of the securities.  If the price of the securities does not fall during the life of the options, the Fund may lose all or a portion of the premium it paid for the put option, and would lose the entire premium if the option were allowed to expire unexercised.  Such losses could, however, be offset entirely or in part if the value of the securities owned should rise.

Call options written by a Fund are “covered” if the Fund owns the call options’ underlying securities or have an absolute and immediate right to acquire those securities without the payment of additional consideration (or upon payment of additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities they own.  A call option written by a Fund is also covered if the Fund owns, on a share-for-share basis, call options on the same securities whose exercise price is equal to or less than the calls written, or greater than the exercise prices of the calls written if the differences are maintained by the Fund in cash or liquid securities in a segregated account with the Trust’s Custodian.  Put options written by a Fund are “covered” if the Fund maintains cash or liquid securities with a value equal to the put options’ exercise prices in segregated accounts with the Trust’s Custodian, or else own, on a share-for-share basis, put options on the same securities whose exercise prices are equal to or greater than the puts written.  Securities held by a Fund to cover options may not be sold so long as the Fund remains obligated under the options, unless the securities are replaced by other appropriate securities.

Options on Stock Indexes

The Funds may write covered call options on stock indexes to attempt to increase the return on their investments through the receipt of premium income.  The Funds will cover index calls by owning securities whose price changes, in the opinion of Stonebridge Capital Management, Incorporated, the Funds’ investment adviser (the “Adviser”), are expected to be similar to those of the index.  If the value of an index on which a Fund has written a call option falls or remains the same, the Fund would realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns.  If the value of the index rises, however, the Fund would realize a loss in its call option position, which would reduce the benefit of any unrealized appreciation of the Fund’s stock investments.

The principal reason for writing a covered put option on a stock index would be to realize income in return for assuming the risk of a decline in the index.  To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indexes would increase the Fund’s losses to the event of a market decline, although such losses would be offset in part by the premium received for writing the option.  The Fund would cover put options on indexes by segregating assets equal to the option’s exercise price, in the same manner as put options on securities.

The Funds may purchase put options on stock indexes to hedge their investments against declines in value.  By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option.  If the value of the Fund’s investments did not decline as anticipated, or if the value of the option did not increase, the Fund’s losses would be limited to the premium paid for the option.  The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund’s security holdings.

A stock index assigns relative value to the common stocks included in the index (for example, the Standard & Poor’s 500 Index or the New York Stock Exchange Composite Index), and the stock index fluctuates with changes in the market value of such stocks.  An option on an index gives the holder the right, in return for the premium paid, to require the writer to pay cash equal to the difference between the closing price of the index and the exercise price of the option, multiplied by a specified multiplier.  No actual delivery of the stocks underlying the index is made.

Stock Index and Foreign Currency Futures and Related Options

The Funds may purchase and sell stock index and foreign currency futures contracts (as well as purchase-related options) as hedges against changes resulting from market conditions and exchange rates in the values of the domestic and foreign securities held by the Funds or which they intend to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds.

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  No physical delivery of the underlying stocks in the index is made.  A foreign currency futures contract creates an obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in United States dollars.  The Funds may purchase and sell foreign currency futures contracts as a hedge against changes in currency exchange rates when the Funds are invested in the securities of foreign issuers.

In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of the portfolio holdings.  For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish long futures positions based on a more restricted index, such as an index comprised of securities of a particular industry group.  The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

No price is paid or received by a Fund upon the purchase or sale of futures contracts.  Initially, the Fund will be required to deposit with a broker or in a segregated account with the Fund’s Custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.  Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contracts assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from a broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market.  For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, the position will have increased in value and the Fund will be entitled to receive from the broker variation margin payments equal to the increase in value.  Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to decreases in the underlying instruments, the positions would be less valuable and the Fund would be required to make variation margin payments to the broker.  At any time prior to expiration of the futures contracts, the Fund’s Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes losses or gains.

Futures options possess many of the same characteristics as options on securities.  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

Futures positions may be closed out only on an exchange or board of trade, which provides a market for such futures.  Although the Funds intend to purchase futures that appear to have an active market, there is no assurance that a liquid market will exist for any particular contract or at any particular time.  Thus, it may not be possible to close a futures position in anticipation of adverse price movements.

Risks Associated with Futures and Related Options

In selecting futures contracts and options for the Funds, the Adviser will assess such factors as current and anticipated stock prices and interest rates, the relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Funds’ cash flow and cash management needs.  Because of the imperfect correlation between movements in the price of a futures contract and movements in the price of the securities or currency which are the subject of the hedge, the price of the future may move more than or less than the price of the securities or currency being hedged.  If the price of the future moves less than the price of the securities or currency which is the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or currency being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all.  If the price of the securities or currency being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future.  If the price of the future moves more than the price of the hedged securities or currency, the Fund will experience either a loss or gain on the future that will not be completely offset by movements in the price of the securities or currency which is the subject of the hedge.  It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities or currency held in the Fund may decline.  If this occurred, the Fund would lose money on the future and also experience a decline in value of its portfolio.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash or cash equivalents in securities or options in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities or currency being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  First, rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets.  Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.  Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or currency movements by the Adviser may still not result in a successful hedging transaction over a short time frame.  Moreover, if the Adviser is incorrect in such forecasts or interest rates or other applicable factors, the Fund would be in a worse position than if it had not hedged at all.  In addition, the Fund’s purchase and sale of options on indexes is subject to the risks described above with respect to options on securities.

In the event of the bankruptcy of a broker though which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

Short Sales Against the Box

The Funds may from time to time make short sales of securities if at the time of the short sale they own or have the right to acquire, at no additional cost, an equal amount of the securities sold short.  This investment technique is known as a “short sale against the box.”  While the short position is maintained, a Fund will collateralize its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve (presently 150% of the market value of the securities sold short).  If a Fund engages in a short sale, the collateral account will be maintained by the Fund’s Custodian or a duly qualified subcustodian.  While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost.  The Funds’ Adviser currently anticipates that no more than 25% of a Fund’s total assets would be invested in short sales against the box, but this limitation is a non-fundamental policy which could be changed by the Board of Trustees of the Trust.

A Fund may make a short sale against the box when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible into or exchangeable for such security), or when the Fund wants to sell the security at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code.  In such a case, any future losses in the Fund’s long position should be reduced by a gain in the short position.  The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns.  There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Temporary Defensive Measures

During adverse or transition periods in the stock market, the Funds may hold reserves without percentage limitation to protect and preserve assets.  These temporary defensive reserves will be invested in money market instruments, including U.S. Treasury bills, repurchase agreements secured by U.S. government securities, certificates of deposit, high grade bankers’ acceptances, and high grade commercial paper with a maximum maturity of one year.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase meet certain credit standards.  The U.S. Treasury bills mature in one year or less, have fixed interest rates, and are guaranteed by the full faith and credit of the U.S. government.  Commercial paper consists of promissory notes issued by corporations; it generally has a maturity of less than nine months and a fixed rate of return, although such instruments may have maturities of up to one year.

Foreign Investments

Each Fund may invest up to 20% of its total assets, either directly in securities issued by foreign companies wherever organized or indirectly through investments in American Depositary Receipts (“ADRs”) and closed-end investment companies.

ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in United States dollars; the underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

ADRs may be sponsored by the foreign issuer or may be unsponsored (organized independently from the foreign issuer).  Available information regarding the foreign securities underlying unsponsored ADRs may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile.

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments, which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  The extent to which the Funds will be invested in foreign companies will fluctuate from time to time within the 20% limitation stated above depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Currency Exchange Contracts

Each Fund may enter into currency exchange contracts (agreements to exchange dollars for foreign currencies at a future date) to manage exchange rate risk.  Currency exchange contracts allow the Adviser to hedge the Funds’ foreign investments against adverse exchange rate changes.  Successful currency hedging depends on the Adviser’s ability to predict foreign currency values.  A currency exchange contract will tend to offset both positive and negative currency fluctuations but will not offset other changes in the value of the Fund’s foreign investments.  The Funds do not use currency exchange contracts for speculative purposes.

Repurchase Agreements

Pursuant to a repurchase agreement, a Fund purchases securities and the seller agrees to repurchase them from the Fund at a mutually agreed-upon time and price.  In effect, a repurchase agreement has attributes that are substantially similar to a loan of securities to a fund by another person.  The period of maturity is usually overnight or a few days, although it may extend over a number of months.  The resale price exceeds the purchase price, reflecting an agreed-upon rate of return for the period of time the Fund’s money is invested in the security.  The Funds’ repurchase agreements will be fully collateralized at all times in an amount at least equal to the purchase price.  The instruments held as collateral are valued daily.  If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.  If bankruptcy proceedings are commenced with respect to the seller, the Fund’s realization upon the collateral may be delayed or limited.  The Funds will only enter into repurchase agreements with financial institutions and brokers and dealers that meet certain creditworthiness and other criteria established by the Board of Trustees.

Convertible Bonds

The Funds may invest in convertible bonds, which are fixed income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock.

Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates.  However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security’s worth, at market value, if converted into the underlying common stock).

Bonds

Each Fund may invest up to 5% of its net assets in bonds (debt securities with initial maturities of up to 30 years) issued by U.S. companies, although the Adviser does not currently intend to do so.  Any such bonds will be investment grade (i.e., rated in the top four rating categories by a nationally recognized statistical rating organization) at the time of purchase, and will be sold as promptly as practicable if their ratings decline below investment grade.  The values of these instruments tend to vary inversely with interest rates (i.e., if interest rates rise, the value of a bond falls, and vice versa)..  As a result, the longer the maturity of a bond, the greater the potential for fluctuation in its value.  The value of a bond can also be affected by developments relating to the issuer.

Preferred Stocks

Each Fund may invest assets in preferred stocks up to 5% of the Fund’s total assets.  Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Investment Company Securities

Each Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and to certain restrictions set forth in “Investment Restrictions” below.  These investment companies typically incur fees that are separate from those fees incurred directly by the Funds.  The Funds’ purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  No adjustments will be made to the advisory fee with respect to assets of the Funds invested in such investment companies.  Under the 1940 Act, a Fund may invest its assets in any investment company as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company, among other requirements. This restriction may not apply to the Funds’ investments in money market mutual funds, if the Funds’ investments fall within the exceptions set forth under SEC rules.

A Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities.  The Funds will invest in closed-end investment companies only in furtherance of their investment objectives.  Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets.  The ability of the Funds to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Funds invested directly in such markets.  Such companies themselves, however, may have policies that are different from those of the Funds.

A Fund’s investment in other investment companies may also include shares of exchange traded funds (collectively, “ETFs”).  ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so.

As a result, there is a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

Investment Restrictions

Each Fund’s fundamental investment limitations and restrictions cannot be changed without the approval of a majority of the outstanding voting securities of that Fund.  These fundamental investment limitations and restrictions are as follows:

For both Funds:

(1)           Neither Fund may invest an amount which exceeds 5% of the value of the Fund’s total assets in the securities of any one issuer.  This restriction does not apply to holdings of U.S. government securities.

(2)           Neither Fund may issue any senior securities.

(3)           Neither Fund may purchase the securities of any issuer for the purpose of exercising control of management and it may not acquire or own more than 10% of any class of the securities of any company.

(4)           Neither Fund may make short sales of securities or maintain a short position unless at the time of the short sale the Fund owns or has the right to acquire at no additional cost an equal amount of the securities sold short.

(5)           Neither Fund may borrow money except for temporary emergency purposes and then not in excess of 5% of total net assets for the Small-Cap Fund and 10% of total net assets for the Institutional Fund.

(6)           Neither Fund may underwrite securities, buy or sell real estate or commodities or commodity contracts, or make loans to individuals, except that the Funds may invest in futures contracts and options as described in “Options and Futures Transactions.”

(7)           Neither Fund may invest in the securities of other investment companies if immediately after such investment the Fund will own (a) securities issued by an investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (b) securities issued by all investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund, except to the extent permitted by the 1940 Act and any applicable rules or exemptive orders issued thereunder.

(8)           Neither Fund may invest in any security if information is not available with respect to the history, management, assets, owners and income of the issuer of such security, and neither Fund may make any investment which would subject the Fund to unlimited liability.

(9)           Neither Fund may purchase any securities on margin; provided, however, that the Funds may make initial and variation margin payments in connection with purchases or sales of options or futures contracts.

(10)         Neither Fund may purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Although the Funds are not prohibited from purchases of restricted securities, a maximum of 15% of each Fund’s total assets can be invested in illiquid securities, which includes restricted securities.  However, the Funds have never held restricted  securities in their portfolios and do not presently intend to purchase such securities.

For the Institutional Fund only:

(1)                                  The Fund may not lend any money to any person (for this purpose the purchase of a portion of an issue of publicly distributed debt securities for investment purposes is not considered a loan).

(2)                                  The Fund may not engage in activity which involves promotion or business management by the Fund.

(3)                                  The Fund may not buy or sell real estate mortgage loans.

In addition to the fundamental investment limitations and restrictions described above, the Board of Trustees has adopted the following operating policies (which may be changed by the Board without shareholder approval):  the Small-Cap Fund will not lend any money to any person (for this purpose the purchase of a portion of an issue of publicly distributed debt securities for investment purposes is not considered a loan) and will not purchase or sell real estate mortgage loans.

ORGANIZATION AND MANAGEMENT OF THE TRUST

The Trust is organized as a Delaware statutory trust.  Each Fund is a series of the Trust and each Fund’s shares are beneficial ownership interests of the respective Fund.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, are fully paid and non-assessable by the Trust.  The Trust is an open-end, management investment company, and each Fund is diversified.  Prior to November 1, 1998, the Funds were organized as individual Delaware corporations.  The Small-Cap Fund changed its name from “Stonebridge Aggressive Growth Fund” effective December 29, 2005.  The Institutional Fund changed its name from “Stonebridge Growth Fund” to “Stonebridge Small-Cap Growth — Institutional Fund” and its investment objectives from long-term growth of capital, increased future income and immediate current income as a secondary objective to the current investment objectives of long-term growth of capital and short-term income as a secondary objective, effective February 28, 2007, and thereafter changed its name to “Stonebridge Institutional Small-Cap Growth Fund” effective February 22, 2008.  Prior to February 28, 2007, the Institutional Fund sought to achieve its investment objective by investing primarily in common stocks which appeared to have potential for growth in sales, earnings per share, and dividends at a rate greater than the overall economy and the rate of inflation, and investing in companies with large and medium market capitalizations.  The predecessors to the Small-Cap Fund and the Institutional Fund were originally organized on October 1, 1956 and November 13, 1958, respectively.  The Board of Trustees is authorized to create additional series of the Trust and may liquidate series without shareholder approval if it determines such liquidation is in the best interests of the shareholders.

The Trust does not intend to hold annual meetings except as required by the 1940 Act.  Each share outstanding on the record date has one vote (with proportional voting for fractional shares).  Shareholders will vote in the aggregate and not by Fund except as otherwise required by law or when the Board of Trustees determines that a matter to be voted on affects only the interest of a particular Fund.  The holders of two-thirds of the outstanding shares of the Trust may remove a Trustee at a shareholder meeting called by written request of the holders of at least 10% of the outstanding shares of the Trust.

Trustees And Officers

The Board of Trustees is responsible for the overall management of the business of the Funds.  The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Funds, including the Trust’s agreements with the Adviser, Administrator, Transfer Agent, Custodian and dividend disbursing agent.  The Board has delegated the day-to-day operations of the Funds to the Trust’s officers and various service providers, subject always to the objectives and policies of the Funds and the general supervision of the Board of Trustees.  The officers and Trustees of the Trust, their positions with the Trust, their addresses, and their principal occupations during the past five years and other directorships (for the Trustees only) are listed below.  Each Trustee has been a member of the Board since November 1, 1998, oversees both Funds, and will remain in office until his successor has been elected or qualified.

Interested Trustee and Officers

Richard C. Barrett, CFA, CIC (age 68) — Chairman of the Board, President and Trustee*, **

President and Chairman of the Board, Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067; Trustee, Stonebridge Funds Trust (November 1998 — present).

Debra L. Newman (age 54) — Vice President, Treasurer and Chief Compliance Officer**

Vice President, Chief Financial Officer, Chief Compliance Officer, Secretary and Managing Director, Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067 (November 1998 — present).

Matthew W. Markatos, CFA, CIC (age 37) — Executive Vice President and Managing Director

Executive Vice President, Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067 (March 2003 — present).

Benjamin H. Lowe (age 31) — Secretary

Fund Controller, ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (September 2005 — present); Secretary, Stonebridge Funds Trust (October 2005 — present).

Independent Trustees

Selvyn B. Bleifer, M.D. (age 80) — Trustee

Physician, Cardiovascular Medical Group, 414 North Camden Drive, Beverly Hills, California 90210.

Marvin Freedman (age 84) — Trustee

Retired Founding Partner, Freedman Broder & Company Accountancy Corporation, Certified Public Accountants, 10100 Santa Monica Boulevard, Suite 1050, Los Angeles, California 90067.

Charles F. Haas (age 96) — Trustee

Retired motion picture and television director; Trustee, Oakwood School, 12626 Hortense Street, Studio City, California 91604.

William H. Taylor II, Ph.D. (age 72) — Trustee

Managing General Partner, Mountaineer Capital LP (a venture capital organization)

Director, JBLCo Holdings, Inc.; Director, Metalwood Bats LLC; Director, Troy LLC; Director, Aero Corporation; Director, AMT Ventures (a materials venture fund); Director, T.P.L., Inc. (an advanced materials company), 107 Capital Street, Suite 300, Charleston, West Virginia 25301.

*                                         Mr. Barrett is an “interested person” of the Trust as defined by the 1940 Act by virtue of his affiliation with the Adviser, Stonebridge Capital Management, Incorporated.

**                                  Mr. Barrett and Ms. Newman are married.

Interested Trustees and officers of the Trust are not compensated by the Trust.  Each Trustee of the Trust who is not an “interested  person” of the Trust as defined in the 1940 Act (an “Independent Trustee”) receives from the Trust a quarterly retainer in the amount of $2,000 for serving as an Independent Trustee.  In addition, each Independent Trustee receives a fee in the amount of $500 for attending each Board meeting.  The Independent Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.  For the Trust’s fiscal year ended October 31, 2009, the Independent Trustees were compensated as follows:

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits	Estimated Annual Benefits upon Retirement	Paid to Trustees
Selvyn B. Bleifer	$10,000	$0	$0	$10,000
Marvin Freedman	$10,000	$0	$0	$10,000
Charles F. Haas	$10,000	$0	$0	$10,000
William H. Taylor, II	$10,000	$0	$0	$10,000

As of December 31, 2009, the dollar ranges of equity securities in the Funds owned by the Trustee who is an “interested person” of the Trust were as follows:

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
INTERESTED TRUSTEES	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small-Cap Growth Fund	TOTAL
Richard C. Barrett	$50,001- $100,000	None	$50,001- $100,000

As of December 31, 2009, the dollar ranges of equity securities in the Funds owned by the Independent Trustees were as follows:

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
INDEPENDENT TRUSTEES	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small-Cap Growth Fund	TOTAL
Selvyn B. Bleifer	$1 - $10,000	$10,001 - $50,000	$10,001 - $50,000
Marvin Freedman	None	$10,001 - $50,000	$10,001 - $50,000
Charles F. Haas	$1 - $10,000	None	$1 - $10,000
William H. Taylor, II	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000

The Board of Trustees has established an Audit Committee comprised solely of the Independent Trustees.  Dr. Bleifer and Messrs. Freedman, Haas and Taylor are the current members of the Committee.  Pursuant to its charter, the Audit Committee makes recommendations to the Board of Trustees regarding the appointment and retention of the Trust’s independent registered public accounting firm (the “Auditors”), evaluates the independence of the Auditors, reviews the arrangements, scope and result of annual and special audits, and reviews fees charged by the Auditors for audit and non-audit services.  The Audit Committee held three meetings during the fiscal year ended October 31, 2009.  The Board has designated Messrs. Taylor and Freedman as the Trust’s “audit committee financial experts,” as defined in Form N-CSR under the 1940 Act, based on the Board’s review of their qualifications.

The Board has also established a Nominating Committee comprised solely of the Independent Trustees.  Dr. Bleifer and Messrs. Freedman, Haas and Taylor are the current members of the Committee.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the Board of Trustees.  The Committee did not meet during the fiscal year ended October 31, 2009.

The Board has adopted the following procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.  While the Nominating Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: beneficially owns more than 5% of the Trust’s voting shares and has held such shares continuously for two years, and is not an adverse holder (i.e., the shareholder or shareholder group has acquired such shares in the ordinary course of business and not with the purpose nor with the effect of changing or influencing the control of the Trust).  No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year.  Such suggestions must be sent in writing to the Trust’s Secretary, and must be accompanied by the shareholder’s contact information, the nominee’s contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if so designated by the Nominating Committee and the Board of Trustees.

PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2010, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of a Fund.  Any shareholder listed below that beneficially owns more than 25% of the outstanding shares of a Fund may, for certain purposes, be deemed to control that Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.  An asterisk below (*) indicates a shareholder of record, not a beneficial owner.

Name and Address	Name of Fund	Percentage of Class Outstanding (%)
Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104	Stonebridge Small-Cap Growth Fund	61.65	%*

Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104	Stonebridge Institutional Small-Cap Growth Fund	9.68	%*

As of February 26, 2010, the Trustees and officers of the Trust, as a group, owned beneficially less than 5% of the outstanding shares of the Small-Cap Fund, and less than 1% of the outstanding shares of the Institutional Fund and clients of the Adviser owned 65% of the outstanding shares of the Small-Cap Fund and 9% of the outstanding shares of the Institutional Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Funds’ adviser is Stonebridge Capital Management, Incorporated, 1801 Century Park East, Los Angeles, California 90067.  The Adviser provides investment advisory services to the Funds pursuant to investment advisory agreements (the “Advisory Agreements”) initially approved by the Board of Trustees on August 25, 1998.  The Adviser is engaged in the business of providing investment advice to individual and institutional clients, and had $356 million in assets under management as of December 31, 2009.  The Adviser currently has seven employees and is owned by four of its employees.  The Adviser’s directors and executive officers are Richard C. Barrett, Debra L. Newman, Karen H. Parris and Matthew W. Markatos.

The Adviser receives advisory fees from each Fund paid monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.  For the fiscal years ended October 31, 2009, 2008 and 2007, the Adviser earned $33,879, $50,670 and $68,795, from the Small-Cap Fund, respectively, before waiving $0, $0 and $12,977 of its fees, respectively.  For the fiscal years ended October 31, 2009, 2008 and 2007, the Adviser earned $76,447, $126,132 and $160,661 from the Institutional Fund, respectively, before waiving $0, $0 and $0 of its fees, respectively.

The Advisory Agreements will continue in effect with respect to each Fund from year to year so long as such continuances are approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the Fund, but in either event they must be approved by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party.  Each Advisory Agreement also may be terminated without penalty at any time by the Board of Trustees, by vote of a majority of the Fund’s outstanding voting securities, or by the Adviser upon 60 days’ written notice, and will terminate automatically in the event of its assignment.  A discussion regarding the basis for the approval by the Funds’ Board of Trustees of the Funds’ advisory agreements with the Adviser is available in the Funds’ Annual Report for the year ended October 31, 2009.

Each Advisory Agreement provides that the Adviser will not be liable for any error of judgment or loss suffered by a Fund, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.  The Trust has agreed to indemnify the Adviser against liabilities, costs and expenses that the Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of its duties or obligations under the Advisory Agreements.  The Adviser is not entitled to indemnification with respect to any liability to the Trust or shareholders of the Funds by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Advisory Agreements.

Personnel of the Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all employees’ fiduciary responsibilities regarding the Trust, establishes procedures for personal investing, and restricts certain transactions.  In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

Portfolio Managers

Richard C. Barrett and Matthew W. Markatos (together, the “portfolio managers”) have primary responsibility for managing the Funds.  Certain information regarding the portfolio managers, as of October 31, 2009, is provided below.

In addition to managing the Funds, Messrs. Barrett and Markatos manage the following accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	2	$17	None	None
Other Pooled Investment Vehicles:	None	None	None	None
Other Accounts:	473	$350	None	None

Compensation

The compensation received from the Adviser by Messrs. Barrett and Markatos consists of cash base salaries and annual cash bonuses based on their assigned portfolios’ investment performance and their contribution to investment strategy and research.  Messrs. Barrett and Markatos also participate in the Adviser’s profit sharing plan, which provides for the payment of cash, based on the firm’s total revenues.  Participation in the profit sharing plan is based upon overall service to the firm, seniority and tenure.

Potential Conflicts of Interest in Portfolio Management

Portfolio managers who have day-to-day management responsibilities with respect to more than one Fund or other account may be presented with several potential or actual conflicts of interest.

First, the management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.  The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on particular investment disciplines.  Most other accounts managed by each identified portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts of the Adviser.  To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts, which generally provide for pro rata allocation.

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts, the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

The Adviser has adopted certain compliance policies and procedures designed to address the conflicts described above, including policies and procedures designed to ensure that investment opportunities are allocated equitably among different customer accounts and that no one client is favored over another.  However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.

Securities Owned by Portfolio Managers

The following table sets forth the dollar range of securities of the Funds owned by each Portfolio Manager as of October 31, 2009.

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
PORTFOLIO MANAGER	Stonebridge Small-Cap Growth Fund	Stonebridge Institutional Small- Cap Growth Fund
Richard C. Barrett	$50,001- $100,000	None
Matthew W. Markatos	None	None

Administrator

The Funds’ Administrator is ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, Colorado 80203.  ALPS supervises and manages the business of the Funds (other than investment management activities) subject to the direction and control of the Trust’s officers and Board of Trustees.  For each of the fiscal years ended October 31, 2009, 2008 and 2007, ALPS earned administration fees in the amount of $75,000, $75,000 and $75,000 from each Fund, respectively, before waiving $21,000, $21,000 and $21,000 for each Fund, respectively.

Pursuant to its Administration Agreement with the Trust, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except for losses resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement.

Distributor

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ Distributor.  Pursuant to its General Distribution Agreement with the Trust, the Distributor has agreed to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds in a continuous offering, but is not obligated to sell any specified number of shares.  For the fiscal year ended October 31, 2009, the Distributor did not receive a fee from either of the Funds.  The General Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreements.  Pursuant to the General Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 and other applicable laws.

Custodian

The Funds’ custodian is Fifth Third Bank (the “Custodian”), Fifth Third Center, Cincinnati, Ohio  45263.  The Custodian receives and deposits all cash and receives and collects income from the Funds’ investments.  The Custodian also receives and delivers securities bought or sold by the Funds.  The Custodian has no part in the management or investment decisions of the Funds.  The Custodian is entitled to receive compensation based on the market value of all assets of the Trust in the aggregate, plus certain transaction based charges.

Transfer Agent

Pursuant to a transfer agency agreement, State Street Bank & Trust Company, through its affiliate Boston Financial Data Services - Midwest (the “Transfer Agent”), 330 West 9th Street, Kansas City, Missouri, 64105, serves as the Funds’ transfer agent and dividend disbursing agent.  The Transfer Agent maintains the Funds’ records for the shareholders who purchase shares.  The Transfer Agent accepts, confirms and processes payments for purchase and redemptions, and disburses and reinvests dividends and capital gains distributions, if any, made by the Funds to their shareholders.  The fee paid to the Transfer Agent is based on a minimum fee, the number of open accounts and certain transaction based charges.

Please note that in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent if you need additional assistance when completing your application.  The Transfer Agent will also verify certain information with respect to certain shareholder transaction requests (e.g., purchase and redemption requests, account maintenance requests and change of address requests) as part of the Funds’ Identity Theft Prevention Program.  If you do not follow the appropriate procedures for requesting these transactions, the Transfer Agent may not be able to process your requests.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Transfer Agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103-2108 serves as the Trust’s independent registered public accounting firm.  The Auditors conduct the audit of the Funds’ annual financial statements and prepare the Trust’s tax returns.  The Auditors have no part in the management or investment decisions of the Funds.

Legal Counsel

Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, California 90071-3106, is legal counsel for the Trust.

CODE OF ETHICS

The Trust permits “Access Persons” as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics that has been adopted by the Trust’s Board of Trustees.  Access Persons are required to follow the guidelines established by the Code of Ethics in connection with all personal securities transactions and are subject to certain prohibitions on personal trading.  Each of the Trust, the Adviser and the Funds’ distributor, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Trust’s Code of Ethics, must adopt and enforce its own Code of Ethics appropriate to its operations.  The Board of Trustees is required to review and approve the Code of Ethics for the Trust and the Adviser.  The Trust and the Adviser are also required to report to the Trust’s Board of Trustees no less frequently than annually with respect to the administration and enforcement of its Code of Ethics, including any violations thereof which may potentially affect the Trust.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust publishes the Funds’ complete portfolio schedules at the end of the second and fourth fiscal quarters in its Semi-Annual and Annual Reports within 60 days of the end of the quarter, and in filings with the SEC of such Reports on Form N-CSR within ten days of mailing of such Reports to shareholders.  The Trust files the Funds’ complete portfolio schedules as of the end of the first and third fiscal quarters with the SEC on Form N-Q within 60 days of the end of the quarter.

The Board of Trustees has adopted a Policy on Disclosure of Portfolio Holdings, pursuant to which the securities activities engaged in or contemplated for the various portfolios of the Trust or the securities held by the various portfolios of the Trust may not be disclosed to any person except for the following disclosures: (1) to persons providing services to the Trust who have a need to know such information in order to fulfill their obligations to the Trust, such as portfolio managers, administrators, custodians, and the Trust’s Board of Trustees; (2) in connection with periodic reports that are available to shareholders and the public; (3) to mutual fund rating or statistical agencies or persons performing similar functions who have signed a confidentiality agreement with the Trust; (4) pursuant to a regulatory request or as otherwise required by law; or (5) to persons approved in writing by the Chief Compliance Officer (the “CCO”) of the Trust.  Procedures to monitor the use of any non-public information by entities under item (3) above may include annual certifications relating to the confidentiality of such information or conditioning the receipt of such information upon the recipient’s agreement to maintain the confidentiality of the information.  Any disclosure made pursuant to item (5) above is subject to confidentiality requirements, may only be made for legitimate business purposes and will be reported to the Board at its next quarterly meeting.

The release of all non-public information by the Trust is subject to confidentiality requirements.  With respect to persons providing services to the Trust, information related to the Trust is required to be kept confidential pursuant to the

Trust’s agreements with such service providers.  The Trust’s independent registered public accounting firm and attorneys engaged by the Trust maintain the confidentiality of such information pursuant to their respective professional ethical obligations.  The Trust provides portfolio holdings information to mutual fund rating agencies only after such information is filed with the SEC on Form N-CSR or Form N-Q, as applicable.

As of October 31, 2009, the Trust has ongoing business arrangements with the following entities which involve making non-public portfolio holdings information available to such entities as an incidental part of the business services they provide to the Trust: (i) the Trust’s Administrator and Custodian pursuant to fund accounting and custody agreements, respectively, under which the Trust’s portfolio holdings information is provided daily on a real-time basis; (ii) Institutional Shareholder Services pursuant to a proxy voting agreement under which the Trust’s portfolio holdings information is provided weekly, subject to a one-day lag; (iii) Fiserv, which provides the Adviser’s operations system and has access to the Trust’s portfolio holdings information on a real-time basis; and (iv) the Trust’s independent registered public accounting firm and attorneys engaged by the Trust to whom the Trust provides portfolio holdings information as needed with no lag times after the date of the information.

Neither the Trust, the Adviser nor any other person receives compensation or any other consideration in connection with such arrangements (other than the compensation paid by the Trust to such entities for the services provided by them to the Trust).  In the event of a conflict between the interests of Fund shareholders and those of the Adviser, the Trust’s principal underwriter, or any affiliated person of the Trust, the Adviser or the Trust’s principal underwriter, the CCO shall make a determination in the best interests of the Funds’ shareholders, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Funds (collectively, the “Policy”), pursuant to which the Trust has delegated the responsibility for voting such proxies to Institutional Shareholder Services (“ISS”), a third-party proxy voting service, subject to continuing oversight by the Adviser, as a part of the its general management of the Funds, and by the Board.  Information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the 12-month period ended June 30, 2009 is available without charge by calling (800) 639-3935 or on the SEC’s website at http://www.sec.gov.

ISS’ general positions on various proposals are as follows:

Director Matters — ISS generally considers how to vote for director nominees on a case-by-case basis by examining certain factors.  It generally votes for proposals to fix board size and against proposals to impose classified boards or to give management the ability to alter board size outside of a specified range without shareholder approval.

Shareholder Rights — ISS typically votes for shareholder proposals requesting that a company submit its poison pill to a shareholder vote or redeem it, and for proposals to allow or make easier shareholder action by written consent.  ISS typically votes against proposals to restrict shareholder ability to call special meetings and against proposals to require supermajority shareholder votes.

Compensation and Benefits Plans — ISS votes with respect to equity-based compensation plans on a case-by-case basis, primarily focusing on the transfer of shareholder wealth.  It generally votes against plans in which the CEO participates if there is a disconnect between the CEO’s compensation and company performance and the main source of the pay increase is equity-based.  Compensation plans for directors are determined on a case-by-case basis.

Routine Matters — ISS generally votes for proposals to ratify auditors except in certain specified circumstances.  It generally votes for bylaw or charter changes that are of a housekeeping nature, and it votes against proposals giving the board exclusive authority to amend bylaws.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan (the “Shareholder Services Plan”) that allows the Institutional Fund to pay up to 0.25% of average daily net assets to Service Organizations (as defined below) for non-distribution shareholder services provided to Institutional Fund shareholders.  The Board of Trustees of the Trust has restricted payments under the plan to 0.10% of the Institutional Fund’s average daily net assets until February 25, 2011.

Service Organizations are broker/dealers, banks or other institutions or financial intermediaries which provide shareholder servicing functions for the Institutional Fund with respect to shares of the Fund owned from time to time by their customers.  Such services include responding to shareholder inquiries; processing purchases and redemptions of the Fund’s shares (including reinvestment of dividends); assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses and other correspondence from the Fund to shareholders where such shareholders hold shares of the Fund registered in the name of the Service Organization or its nominee; and providing such other information and assistance to shareholders as they may reasonably request.

The Adviser may make payments out of its own resources, and not under the Shareholder Services Plan, to Service Organizations for services to their customers in addition to payments described above.

The Trust and the Adviser are parties to an Operating Agreement with Charles Schwab & Co., Inc. (“Schwab”), pursuant to which Schwab performs certain recordkeeping, shareholder communication and other services for the Institutional Fund.  For the fiscal year ended October 31, 2009, the Adviser paid Schwab $1,275 with respect to purchases and redemptions of the Institutional Fund pursuant to the Operating Agreement.  For the fiscal year ended October 31, 2009, the Adviser also paid Schwab $2,040 for performing similar services with respect to the Small-Cap Fund.  In addition, for the fiscal year ended October 31, 2009, the Adviser paid National Financial Services LLC, a Fidelity Investments company, $690, Prudential Investment Management Services LLC and Prudential Investments LLC $138 and Pershing LLC $45 in the aggregate for performing similar services with respect to the Funds.

BROKERAGE TRANSACTIONS

The Adviser decides when to buy and sell securities for the Funds, directs their portfolio business and negotiates their commission rates.  It is the Funds’ policy that the Adviser shall seek to obtain both quality research and “best execution” of purchase and sales transactions, and that the Adviser shall seek to negotiate the brokerage commissions to provide fair, competitive compensation for the brokers’ services, giving consideration to the statistical and research services provided as well as the brokerage execution services.  Statistical and research material furnished to the Adviser may be useful to the Adviser in providing services to clients other than the Funds.  Similarly, such material furnished to the Adviser by brokers through which other clients of the Adviser trade may be useful in providing services to the Funds.  Research services which the Adviser will consider may include reports on or other information about particular companies or industries; economic data such as unemployment reports, inflation rates or gross domestic product figures; recommendations as to specific securities; financial publications relating to the value, availability or advisability of investing in securities, and issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of the accounts; and portfolio evaluation services and financial database software and services.  Subject to periodic review by the Board of Trustees, the Adviser is authorized to pay higher commissions to brokerage firms that provide it with economic forecasts, sector and industry analysis, as well as company-specific recommendations if the Adviser determines such commissions are reasonable in relation to the overall services provided.  The Adviser has a Best Execution Committee that regularly reviews brokerage commission summaries and other information to monitor the quality of its execution.  None of the broker/dealer firms with which the Funds conduct business sells shares of the Funds and none is affiliated with either the Funds or the Adviser.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the kind made by the Funds may also be made by other such accounts.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts managed by the Adviser, available investments are allocated in the discretion of the Adviser by such means as, in its judgment, result in fair treatment.  The Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders.  In some cases, the aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

When a Fund purchases or sells a security which is not listed on a national securities exchange but which is traded in the over-the-counter market, the transaction generally takes place directly with a principal market maker, except in those circumstances where, in the opinion of the Adviser, better prices and executions will be achieved through the use of other broker/dealers.  The Adviser does not receive any benefit directly or indirectly arising from these transactions.

The following provides information regarding the brokerage transactions of each Fund during the fiscal years ended October 31, 2009, 2008 and 2007:

Total Brokerage
Commissions Paid

	Small-Cap Fund	Institutional Fund
2009	$52,183	$115,181
2008	$65,801	$157,269
2007	$41,657	$166,337

Of the total brokerage commissions paid by the Funds during the fiscal year ended October 31, 2009, 94% was paid to firms which provided research services to the Adviser as well as execution services.  As described above, brokerage transactions were directed to such firms based primarily on their ability to provide the best price and execution of such transactions.

The Funds may from time to time purchase securities issued by the Trust’s regular broker/dealers.  “Regular brokers or dealers” of each Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Funds, or (iii) sold the largest dollar amounts of the Fund’s shares.  As of October 31, 2009, the Funds held securities worth $304,775 issued by The Fifth Third Bank, one of the Trust’s regular broker/dealers.

PORTFOLIO TURNOVER

Portfolio turnover is a function of market shifts and relative valuation of individual securities and market sectors.  The Adviser attempts to keep the Funds invested in those securities that have the potential to meet the Funds’ objectives and that represent the best relative value, and seeks to minimize short-term capital gains in favor of long-term capital gains for shareholders.

The following provides information regarding the annual portfolio turnover rates of each Fund during the fiscal years ended October 31, 2009, 2008 and 2007:

Annual Portfolio
Turnover Rate

	Small-Cap Fund	Institutional Fund
2009	137%	137%
2008	151%	145%
2007	90%	163%

SALES AND REDEMPTIONS

The Funds have authorized one or more brokers to accept on the Funds’ behalf purchase and redemption orders.  Those brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  Customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by an authorized broker or the broker’s authorized designee.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.  Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash.  It is highly unlikely that shares would ever be redeemed in kind.  If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

PRICING

Each Fund’s public offering price per share, which is its net asset value per share, is determined once daily as of the close of the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading.  This price applies to all orders to buy or sell the Fund’s shares received prior to the close of trading on the NYSE each day the NYSE is open.  Orders received after such time are held until the next day on which the public offering price is determined.

Securities listed or traded on a registered securities exchange are valued at the last reported sales price on the day of computation or, if there is not a sale that day, the mean between the closing bid and asked price is used.  For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used.  Where market quotations of non-NASDAQ over-the-counter stocks or other securities are readily available, the mean between the bid and asked price is used.  Short-term debt securities with maturities of less than 60 days are valued at amortized cost, which generally equals market value.

Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York.  In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated.  The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made.  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. Eastern Time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

The value of any securities for which no market quotations are readily available and other assets will be determined at fair value in good faith by the Trust’s Fair Value Committee pursuant to policies adopted by the Board of Trustees.  In making a good faith determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.  The Adviser reports all fair value determinations to the Board of Trustees on a quarterly basis.

TAXATION

The following is a summary of certain material U.S. federal income tax considerations affecting each Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Funds and Their Investments

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” or “RIC” under Subchapter M of the Code. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” for the taxable year (i.e., generally, the taxable income of a RIC other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. Each Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.

If, in any taxable year, a Fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), if any, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to “mark to market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income prior to the receipt of cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In order to distribute this income and avoid a tax on the applicable Fund, that Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon securities, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

A Fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market rules, constructive sale rules or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. In order to distribute this income and avoid a tax on the applicable Fund, that Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. A Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expense.

Foreign Investments

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in its income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign taxes paid by such Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Shareholders that are exempt from tax under Section 501(a) of the Code, such as certain pension plans, generally will derive no benefit from this election.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Passive Foreign Investment Companies

If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), and does not make certain elections, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would generally be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to distribute this income and avoid a tax on the applicable Fund, that Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In order to make the “qualified electing fund” election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

If a Fund were to invest in a PFIC and make a mark-to-market election, the Fund would be treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. Such an election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year might be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund might have to distribute such excess income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax on the applicable Fund, that Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Taxation of U.S. Shareholders

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). If, however, a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

The Funds do not expect any significant portion of their distributions to be treated as “qualified dividend income” for individuals or to qualify for the dividends-received deduction for corporations.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the Fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution will nevertheless be taxable to them as described above.

Sales of Shares

Upon the sale or exchange of his or her shares, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and his or her basis in the shares. A redemption of shares by a Fund or an exchange for shares of the other Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or fewer will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and, to the extent not disallowed, will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (including amounts credited to the shareholder as undistributed capital gains) with respect to such shares.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding

A Fund may be required in certain circumstances to apply backup withholding at the rate of 28% on dividends, distributions and redemption proceeds  payable to non-corporate shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities. Backup withholding will not be applied to payments that have already been subject to the 30% withholding tax described below under “Non-U.S. Shareholders.”

Notices

Shareholders will receive, if appropriate, various written notices after the close of a Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Non-U.S. Shareholders

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

The 30% withholding tax generally will not apply to exempt-interest dividends, to distributions of the excess of net long-term capital gains over net short-term capital losses or to redemption proceeds.

For Fund taxable years beginning before January 1, 2010, the 30% withholding tax also will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

PERFORMANCE INFORMATION

Each Fund may from time to time advertise total returns, compare the Fund’s performance to various indexes, and publish rankings of the Fund prepared by various ranking services.  Any performance information should be considered in light of the Fund’s investment objectives and policies, characteristics and quality of its portfolio, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

Performance information for a Fund may be compared to various unmanaged indexes, such as S&P 500, Russell 2000, Russell 2000 Growth and indexes prepared by Lipper Inc.  Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.

Performance rankings are prepared by a number of mutual fund ranking entities that are independent of the Trust and its affiliates.  These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, variations in sales charges and risk/reward considerations.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Average Annual Total Return

The total return for a Fund over periods of one, five and ten years is computed by assuming a hypothetical initial payment of $1,000.  It is assumed that all investments are made at net asset value and that all of the dividends and distributions by the Fund over the relevant time periods are reinvested at net asset value.  It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs.  The average annual total returns are then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.  Total returns do not take into account any federal or state income taxes.

Total return is computed according to the following formula:

P(1 + T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=	ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over different periods of time.

Average annual total return after taxes on distributions figures are computed according to the following formula:

P(1 + T)[n] = ATVD

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions).
	n	=	number of years.
	ATVD	=

ending value at the end of the period (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

Average Annual Total Return After Taxes on Distributions and Redemption

Average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over different periods of time.

Average annual total return after taxes on distributions and redemption figures are computed according to the following formula:

P(1 + T)[n] = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions and redemption).
	n	=	number of years.
	ATVDR	=

ending value at the end of the period (or fractional portion thereof), after taxes on Fund distributions and redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds have available a plan (the “IRA”) for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Funds as a funding medium for individual retirement saving.

Any person who wishes to establish an IRA account may do so by contacting the Funds at (800) 639-3935.  The IRA documents and applications will be provided upon request, without obligation.  The Funds recommend that investors consult with their attorneys or tax advisers.

FINANCIAL STATEMENTS

The financial statements in the 2009 Annual Report of the Trust are incorporated in this Statement of Additional Information by reference.  The financial statements in the Annual Report have been audited by Tait, Weller & Baker LLP, whose report thereon appears in the Annual Report, and have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. You can obtain additional copies of the Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this Statement of Additional Information.

 PART C.                                            OTHER INFORMATION

Item 23.                                                       EXHIBITS

(a)	(1)	Declaration of Trust of Registrant. (1)

	(2)	Declaration of Trust of Registrant, as amended. (2)

(b)		By-laws of Registrant. (1)

(c)		Not applicable.

(d)	(1)	Form of Amended and Restated Investment Advisory Agreement between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund. (9)

(2)

Form of Amended and Restated Investment Advisory Agreement between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth — Institutional Fund. (9)

(e)		Distribution Agreement between Registrant and ALPS Distributors, Inc. (8)

(f)		Not applicable.

(g)		Custody Agreement between Registrant and Fifth Third Bank. (2)

(h)	(1)	Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. (5)

	(2)	Fund Accounting and Services Agreement between Registrant and ALPS Mutual Funds Services, Inc. (3)

	(3)	Form of Administration Agreement between Registrant and ALPS Mutual Funds Services, Inc. (1)

	(4)	Fee Waiver Letter Agreement between Registrant and ALPS Fund Services, Inc. dated September 15, 2009. (10)

	(5)	First Amendment to the Administration Agreement between Registrant and ALPS Mutual Funds Services, Inc. (5)

	(6)	Addendum to the Administration Agreement between Registrant and ALPS Fund Services, Inc. (9)

	(7)	Telephone and Service Agreement between Registrant, on behalf of the Stonebridge Growth and Small-Cap Growth Funds, and ALPS Mutual Funds Services, Inc. (5)

	(8)	Shareholder Servicing Plan with respect to the Stonebridge Small-Cap — Institutional Fund series of Registrant. (9)

(i)		Legal Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP. (1)

(j)		Consent of independent registered public accounting firm - filed herewith.

(k)		Not applicable.

(l)		Not applicable.

(m)		Not applicable.

(n)		Not applicable.

(o)		Reserved.

(p)	(1)	Code of Ethics for ALPS Distributors, Inc. (7)

	(2)	Code of Ethics for Stonebridge Capital Management, Inc. (7)

	(3)	Code of Ethics for Stonebridge Funds Trust. (7)

(1)                                  Filed with Post Effective Amendment No. 60 on August 18, 1998 and incorporated herein by reference.

(2)                                  Filed with Post Effective Amendment No. 61 on November 1, 1998 and incorporated herein by reference.

(3)                                  Filed with Post Effective Amendment No. 63 on February 28, 2000 and incorporated herein by reference.

(4)                                  Filed with Post Effective Amendment No. 64 on February 28, 2001 and incorporated herein by reference.

(5)                                  Filed with Post Effective Amendment No. 65 on February 28, 2002 and incorporated herein by reference.

(6)                                  Filed with Post Effective Amendment No. 67 on February 28, 2004 and incorporated herein by reference.

(7)                                  Filed with Post Effective Amendment No. 69 on February 25, 2005 and incorporated herein by reference.

(8)                                  Filed with Post Effective Amendment No. 70 on February 28, 2006 and incorporated herein by reference.

(9)                                  Filed with Post Effective Amendment No. 72 on February 28, 2007 and incorporated herein by reference.

(10)                            Filed with Post Effective Amendment No. 75 on December 14, 2009 and incorporated herein by reference.

Item 24.                  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

Item 25.                  INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article V of Registrant’s Declaration of Trust, Section 8 of each Investment Advisory Agreement and Section 15 of the Distribution Agreement, officers, Trustees, employees

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and agents of Registrant will not be liable to Registrant, any shareholder, officer, Trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 8 of each Investment Advisory Contract and Section 15 of the Distribution Contract limit the liability of Stonebridge Capital Management, Inc. and ALPS Distributors, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.                  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to “Management of the Funds” in the Prospectus forming Part A, and “Organization and Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

Name of Officer and/or Director	Position With Stonebridge Capital Management, Inc.	Other Business connections
Richard C. Barrett	President and Chairman of the Board	President and Chairman of the Board, Stonebridge Funds Trust
Matthew W. Markatos	Executive Vice President and Managing Director	Vice President, Stonebridge Funds Trust
Debra L. Newman	Chief Financial Officer, Executive Vice President, Chief Compliance Officer, Corporate Secretary and Managing Director	Vice President, Treasurer, and Chief Compliance Officer, Stonebridge Funds Trust
Karen H. Parris	Executive Vice President and Managing Director	N/A

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Item 27.                  PRINCIPAL UNDERWRITER

(a)  In addition to the Registrant, ALPS Distributors, Inc. acts as the distributor for the following investment companies: AARP Funds, ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, IndexIQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Funds, Inc., TXF Funds, Inc., Wasatch Funds, Wesmark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Thomas Carter	Director, President
Jeremy O. May	Director, Executive Vice President
Edmund J. Burke	Director
Spencer P. Hoffman	Director
John C. Donaldson	Executive Vice President, Chief Financial Officer
Richard Hetzer	Executive Vice President
Diana Adams	Senior Vice President, Controller, Treasurer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Tané Tyler	Senior Vice President, General Counsel, Secretary
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director — Investments
Erin Douglas	Vice President, Senior Associate Counsel
JoEllen Legg	Vice President, Associate Counsel
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager

The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.  None of the directors or executive officers of ALPS Distributors, Inc. serve as trustees or officers of the Registrant.

(c)           Not applicable.

Item 28.                  LOCATION OF ACCOUNTS AND RECORDS

(a)           Stonebridge Capital Management, Incorporated, 1801 Century Park East, Suite 1800, Los Angeles, California 90067 (records relating to its function as

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investment adviser for Registrant’s Small-Cap Growth Fund and Institutional Small-Cap Growth Fund (the “Funds”)).

(b)                                 ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado  80203 (records relating to its functions as administrator, fund accounting and services agent, and telephone and service agent for the Funds).

(c)                                  ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado  80203 (records relating to its function as the distributor for the Funds).

(d)                                 Boston Financial Data Services — Midwest, 330 West 9th Street, Kansas City, Missouri 64105 (records relating to its function as transfer agent for the Funds).

(e)                                  Fifth Third Bank, Fifth Third Center, 38 Fountain Square Plaza, Cincinnati, Ohio 45623 (records relating to its function as custodian for the Funds).

Item 29.                  MANAGEMENT SERVICES

Not applicable.

Item 30.                  UNDERTAKINGS

Not applicable.

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Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 76 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on February 26, 2010.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard C. Barrett	Chief Executive Officer,	February 26, 2010
Richard C. Barrett	President and Trustee

/s/ Debra L. Newman	Vice President, Treasurer (Chief	February 26, 2010
Debra L. Newman	Financial Officer and Controller) and Chief Compliance Officer

CHARLES F. HAAS*	Trustee	February 26, 2010
Charles F. Haas

MARVIN FREEDMAN*	Trustee	February 26, 2010
Marvin Freedman

SELVYN B. BLEIFER*	Trustee	February 26, 2010
Selvyn B. Bleifer

WILLIAM TAYLOR, II*	Trustee	February 26, 2010
William Taylor, II

*	By:	/s/ Debra L. Newman
Debra L. Newman
Attorney-in-Fact pursuant to Power of Attorney

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Exhibit Index

Exhibit (j).	Consent of independent registered public accounting firm.

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